Consolidated Balance Sheet Components - Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer consideration asset, noncurrent (Note 10)	$ 0	$ 2,713
Operating lease right-of-use assets (Note 17)	11,239	1,799
Finance lease right-of-use assets	0	468
Other	2,640	598
Other assets	$ 13,879	$ 5,578